Regulatory Matters (Details) (Bank, USD $)	Dec. 31, 2013	Dec. 31, 2012
Bank
Total Capital (to Risk Weighted Assets)
Actual Amount	$ 68,268,705	$ 63,590,679
Actual Ratio (as a percent)	15.97%	15.16%
For Capital Adequacy Purposes Amount	34,203,250	33,552,340
For Capital Adequacy Purposes Ratio (as a percent)	8.00%	8.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	42,754,062	41,940,426
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	10.00%	10.00%
Tier I Capital (to Risk Weighted Assets)
Actual Amount	65,158,930	60,814,822
Actual Ratio (as a percent)	15.25%	14.50%
For Capital Adequacy Purposes Amount	17,101,625	16,776,170
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	25,652,437	25,164,255
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	6.00%	6.00%
Tier I Capital (to Average Assets)
Actual Amount	65,158,930	60,814,822
Actual Ratio (as a percent)	9.03%	9.33%
For Capital Adequacy Purposes Amount	28,848,336	26,064,343
For Capital Adequacy Purposes Ratio (as a percent)	4.00%	4.00%
To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 36,060,420	$ 32,580,429
To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio (as a percent)	5.00%	5.00%